Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
12.	Income Taxes

Under the laws of the countries of the companies’ incorporation and / or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of operations.

The Company is potentially subject to a four percent U.S. federal income tax on 50% of its gross income derived by its voyages that begin or end in the United States. However, under Section 883 of the Internal Revenue Code of the United States (the “Code”), a corporation is exempt from U.S. federal income taxation on its U.S.-source shipping income if: (a) it is organized in a foreign country that grants an equivalent exemption from tax to corporations organized in the United States (an “equivalent exemption”); and (b) either (i) more than 50% of the value of its common stock is owned, directly or indirectly, by “qualified shareholders,”, which is referred to as the “50% Ownership Test,” or (ii) its common stock is “primarily and regularly traded on an established securities market” in the United States or in a country that grants an “equivalent exemption”, which is referred to as the “Publicly-Traded Test.”

The Marshall Islands, the jurisdiction where Performance Shipping Inc. and each of its vessel-owning subsidiaries are incorporated, grant an “equivalent exemption” to U.S. corporations. Therefore, the Company would be exempt from U.S. federal income taxation with respect to its U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

Based on the trading and ownership of its stock, the Company believes that it satisfied the 50% Ownership Test for its 2023 taxable year and intends to take this position on its 2023 U.S. federal income tax returns. Therefore, the Company does not expect to have any U.S. federal income tax liability for the year ended December 31, 2023.